                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5696
                                   --------

                         RIVERSOURCE GLOBAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    50606 Ameriprise Financial Center, Minneapolis, MN                 55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip Code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:   10/31
                          --------

Date of reporting period:  07/31
                          --------

                             PORTFOLIO HOLDINGS
                                     FOR
                    RIVERSOURCE ABSOLUTE RETURN CURRENCY
                               AND INCOME FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (49.7%)

ISSUER             COUPON                 PRINCIPAL                   VALUE(a)
                    RATE                   AMOUNT

ASSET-BACKED (24.1%)

AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09         3.00%                $1,134,789(g)              $1,125,569
Citibank Credit Card Issuance Trust
  Series 2003-A4 Cl A4
   03-20-09         5.48                    500,000(e)                 500,235
Citibank Credit Card Issuance Trust
  Series 2003-A9 Cl A9
   11-22-10         5.27                    455,000(e)                 455,640
Countrywide Home Equity Loan Trust
  Series 2005-H Cl 2A (FGIC)
   12-15-35         5.61                    441,312(e,g)               442,278
Harley-Davidson Motorcycle Trust
  Series 2005-1 Cl A1
   07-15-09         3.28                    647,322                    641,658
SLM Student Loan Trust
  Series 2003-2 Cl A3
   12-15-15         5.43                    249,205(e)                 249,314
SLM Student Loan Trust
  Series 2003-4 Cl A3
   12-15-15         5.43                    270,363(e)                 270,480
SLM Student Loan Trust
  Series 2004-3 Cl A3
   04-25-16         5.58                  1,500,000(e)               1,503,078
SLM Student Loan Trust
  Series 2005-2 Cl A2
   01-25-13         5.50                    264,460(e)                 264,496
SLM Student Loan Trust
  Series 2005-5 Cl A1
   01-25-18         5.49                    279,539(e)                 279,533
SLM Student Loan Trust
  Series 2006-2 Cl A2
   01-25-17         5.49                    500,000(e)                 499,985
SLM Student Loan Trust
  Series 2006-5 Cl A2
   07-25-17         5.43                  1,500,000(e)               1,499,532

BONDS (CONTINUED)

ISSUER             COUPON                 PRINCIPAL                   VALUE(a)
                    RATE                   AMOUNT

ASSET-BACKED (CONT.)
SLM Student Loan Trust
  Series 2006-A Cl A1
   03-16-20         5.35%                  $993,779(e)                $993,759
Structured Asset Investment Loan Trust
  Series 2006-1 Cl A1
   01-25-36         5.47                    423,358(e)                 423,424
Volkswagen Auto Lease Trust
  Series 2005-A Cl A3
   05-20-08         3.82                    500,000                    496,345
                                                                    ----------
Total                                                                9,645,326
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.6%)(F)
GE Capital Commercial Mtge
  Series 2000-1 Cl A1
   01-15-33         6.32                  1,399,894                  1,396,439
JP Morgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A1
   01-12-37         3.18                    460,004                    457,132
                                                                    ----------
Total                                                                1,853,571
--------------------------------------------------------------------------------
MORTGAGE-BACKED (3.0%)(F)
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-2 Cl 2A2
   09-25-46         5.62                    500,000(b)                 500,000
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-3 Cl 3A2
   07-25-36         5.66                    700,000(b)                 700,000
                                                                    ----------
Total                                                                1,200,000
--------------------------------------------------------------------------------

AUTOMOTIVE (1.0%)
American Honda Finance
   07-11-08         5.59                    400,000(d,e)               400,560
--------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER             COUPON                 PRINCIPAL                   VALUE(a)
                    RATE                   AMOUNT

BANKING (6.0%)
Bank of America
  Sr Nts
   02-17-09         5.32%                  $400,000(e)                $401,185
Citigroup
   06-09-09         5.42                    400,000(e)                 401,009
JPMorgan Chase & Co
  Sr Nts
   12-22-08         5.49                    400,000(e)                 400,399
Wachovia
  Sr Nts
   10-28-08         5.54                    400,000(e)                 400,249
Wells Fargo
   03-10-08         5.34                    400,000(e)                 400,220
World Savings Bank FSB
  Sr Nts
   03-02-09         5.36                    400,000(e)                 400,628
                                                                    ----------
Total                                                                2,403,690
--------------------------------------------------------------------------------

BROKERAGE (4.0%)
Credit Suisse USA
  Sr Nts
   12-09-08         5.41                    400,000(e)                 400,484
Lehman Brothers Holdings
   10-22-08         5.60                    400,000(e)                 400,506
Merrill Lynch & Co
   08-22-08         5.28                    400,000(e)                 400,212
Morgan Stanley
  Sr Nts
   02-09-09         5.28                    400,000(e)                 400,607
                                                                    ----------
Total                                                                1,601,809
--------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (2.0%)
Caterpillar Financial Services
   10-28-08         5.57                    400,000(e)                 400,376
John Deere Capital
   06-10-08         5.43                    400,000(e)                 400,569
                                                                    ----------
Total                                                                  800,945
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER             COUPON                 PRINCIPAL                   VALUE(a)
                    RATE                   AMOUNT

FOOD AND BEVERAGE (1.0%)
Diageo Capital
   11-10-08         5.26%                  $400,000(c,e)              $400,070
--------------------------------------------------------------------------------

LIFE INSURANCE (1.0%)
Pacific Life Global Funding
   11-13-08         5.26                    400,000(d,e)               400,555
--------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.0%)
General Electric Capital
   12-01-08         5.38                    400,000(e)                 400,869
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.0%)
Berkshire Hathaway Finance
   01-11-08         5.56                    400,000(e)                 400,476
--------------------------------------------------------------------------------

PROPERTY & CASUALTY (1.0%)
Allstate Life Global Funding Trusts
  Secured
   11-14-07         5.19                    400,000(e)                 400,075
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $19,909,852)                                                $19,907,946
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES (54.0%)

ISSUER            EFFECTIVE                AMOUNT                     VALUE(a)
                    YIELD                PAYABLE AT
                                          MATURITY

ASSET-BACKED (4.7%)
Galaxy Funding
   09-07-06         5.35%                  $400,000(h)                $397,754
Nieuw Amsterdam
   08-24-06         5.37                  1,500,000(h)               1,494,650
                                                                    ----------
Total                                                                1,892,404
--------------------------------------------------------------------------------

BANKING (1.0%)
Irish Life & Permanent
   04-04-07         5.43                    400,000(h)                 385,623
--------------------------------------------------------------------------------

COMMERCIAL PAPER (48.3%)
Amstel Funding
   09-22-06         5.40                  1,500,000(h)               1,488,174
CAFCO LLC
   09-13-06         5.39                  1,500,000(h)               1,490,192
CC (USA)/Centari
   09-20-06         5.28                    400,000                    397,029
Chariot Funding LLC
   10-16-06         5.31                  1,100,000(h)               1,087,646
CHARTA LLC
   09-05-06         5.27                    500,000(h)                 497,379
Ciesco LP
   09-08-06         5.38                  1,500,000(h)               1,491,306
CRC Funding LLC
   08-30-06         5.36                    600,000(h)                 597,330
Cullinan Finance
   09-07-06         5.35                    500,000                    497,192

SHORT-TERM SECURITIES (CONTINUED)

ISSUER            EFFECTIVE                AMOUNT                     VALUE(a)
                    YIELD                PAYABLE AT
                                          MATURITY

COMMERCIAL PAPER (CONT.)
Dorada Finance
   10-19-06         5.32%                $1,800,000                 $1,778,986
Fairway Finance
   08-01-06         5.26                  1,400,000(h)               1,399,795
   12-11-06         5.39                    500,000(h)                 490,247
Five Finance
   08-22-06         5.32                    300,000                    299,028
   09-12-06         5.28                    600,000                    596,243
Jupiter Securitization
   08-02-06         5.26                  1,900,000(h)               1,899,445
Kitty Hawk Funding
   08-23-06         5.36                  1,500,000(h)               1,494,883
Old Line Funding
   08-21-06         5.33                    500,000(h)                 498,451
Sedna Finance
   09-12-06         5.39                    500,000                    496,799
Thames Asset Global Securitization #1
   10-16-06         5.31                    500,000(h)                 494,384
Variable Funding Capital
   08-01-06         5.26                  1,900,000(h)               1,899,722
White Pine Finance LLC
   10-10-06         5.30                    500,000                    494,828
                                                                   -----------
Total                                                               19,389,059
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $21,668,639)                                                $21,667,086
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $41,578,491)(i)                                             $41,575,032
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) All securities are valued at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At July 31, 2006, the value of foreign securities represented 1.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $801,115 or 2.0% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security description(s) to identify the insurer of the issue:

    AMBAC -- Ambac Assurance Corporation
    FGIC -- Financial Guaranty Insurance Company

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $17,106,981 or 42.7% of net assets.

(i) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $41,578,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                            $ 5,000

    Unrealized depreciation                                             (8,000)
    ----------------------------------------------------------------------------
    Net unrealized depreciation                                        $(3,000)
    ----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

                                                          S-6502-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                    FOR
                     RIVERSOURCE EMERGING MARKETS FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.5%)(c)

ISSUER                                      SHARES                   VALUE(a)

ARGENTINA (1.1%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
IRSA Inversiones y
   Representaciones GDR                    491,906(b)              $5,701,190
------------------------------------------------------------------------------

BERMUDA (0.9%)
MEDIA
Central European Media
   Enterprises Series A                     76,859(b)               4,676,102
------------------------------------------------------------------------------

BRAZIL (18.7%)
AIRLINES (2.2%)
GOL Linhas Aereas
   Inteligentes ADR                        166,976                  5,346,572
Tam ADR                                    231,916(b)               6,250,136
                                                                  -----------
Total                                                              11,596,708
------------------------------------------------------------------------------

BEVERAGES (0.7%)
AmBev ADR                                   92,218                  3,711,775
------------------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
UNIBANCO - Uniao de Bancos
   Brasileiros ADR                         123,484                  8,566,085
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
American BankNote                          372,458                  2,397,431
------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
CSU Cardsystem                             346,336(b)               1,842,348
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Cyrela Brazil Realty                      437,400                  5,932,552
------------------------------------------------------------------------------

METALS & MINING (3.0%)
Companhia Vale do
   Rio Doce ADR                            650,399                 15,089,257
------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Lojas Renner                                75,762                  4,388,971
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

BRAZIL (CONT.)
OIL, GAS & CONSUMABLE FUELS (5.5%)
Petroleo Brasileiro ADR                    329,088                $27,685,156
------------------------------------------------------------------------------

ROAD & RAIL (1.7%)
Localiza Rent A Car                        421,989                  8,798,713
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
TIM Participacoes ADR                      237,378                  5,886,974
------------------------------------------------------------------------------

CANADA (0.4%)
METALS & MINING
Corriente Resources                        552,600(b)               2,271,360
------------------------------------------------------------------------------

CHINA (5.7%)
INSURANCE (2.0%)
China Life Insurance
   Series H                              6,238,000                 10,517,227
------------------------------------------------------------------------------

METALS & MINING (0.4%)
Aluminum Corp of China
   Series H                              3,274,000                  2,186,908
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
China Shenhua Energy Series H            2,307,000                  4,150,872
PetroChina Series H                      9,852,000                 11,170,816
                                                                  -----------
Total                                                              15,321,688
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Greentown China
   Holdings                              1,360,000(b)               1,496,544
------------------------------------------------------------------------------

COLOMBIA (0.7%)
COMMERCIAL BANKS
Bancolombia ADR                            124,771                  3,366,322
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

HONG KONG (4.6%)
PAPER & FOREST PRODUCTS (0.5%)
Lee & Man Paper Mfg                      1,716,000                 $2,623,725
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
China Overseas
   Land & Investment                     6,780,000                  3,970,321
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Esprit Holdings                            319,000                  2,426,402
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Prime Success Intl Group                 4,226,973                  2,388,243
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.3%)
China Mobile                             1,926,000                 12,406,376
------------------------------------------------------------------------------

HUNGARY (1.8%)
OIL, GAS & CONSUMABLE FUELS (1.1%)
MOL Magyar
   Olaj-es Gazipari                         52,209                  5,803,181
------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Gedeon Richter                              17,229                  3,651,962
------------------------------------------------------------------------------

INDIA (2.6%)
ELECTRICAL EQUIPMENT (1.1%)
Bharat Heavy Electricals                    30,752                  1,341,175
Suzlon Energy                              210,017                  4,887,803
                                                                  -----------
Total                                                               6,228,978
------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Bajaj Hindusthan                           491,308                  3,504,556
------------------------------------------------------------------------------

IT SERVICES (0.8%)
Satyam Computer Services                   243,914                  3,952,028
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                      SHARES                   VALUE(a)

INDONESIA (2.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Telekomunikasi
   Indonesia ADR                           178,194                 $5,939,206
------------------------------------------------------------------------------

MACHINERY (0.9%)
United Tractors                          7,561,635                  4,671,280
------------------------------------------------------------------------------

LUXEMBOURG (0.9%)
ENERGY EQUIPMENT & SERVICES
Tenaris ADR                                122,011                  4,748,668
------------------------------------------------------------------------------

MEXICO (10.0%)
CONSTRUCTION MATERIALS (1.2%)
CEMEX ADR                                  211,212(b)               5,981,524
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
AXTEL Series CPO                         3,104,966(b)               6,374,537
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Urbi Desarrollos Urbanos                 1,716,200(b)               4,455,120
------------------------------------------------------------------------------

MEDIA (1.7%)
Grupo Televisa ADR                         487,609                  9,030,518
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (5.0%)
America Movil ADR Series L                 718,095                 25,693,439
------------------------------------------------------------------------------

NETHERLANDS (0.8%)
Beverages
Efes Breweries Intl GDR                    112,049(b,d)             3,908,269
------------------------------------------------------------------------------

PANAMA (0.6%)
AIRLINES
Copa Holdings Cl A                         126,026                  2,873,393
------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.5%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Ayala Land                              10,589,820                  2,828,478
------------------------------------------------------------------------------

RUSSIA (12.1%)
COMMERCIAL BANKS (0.9%)
Sberbank                                     2,570                  4,574,600
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
VolgaTelecom                               552,804                  2,180,812
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Unified Energy System ADR                   72,283                  5,298,344
------------------------------------------------------------------------------

METALS & MINING (1.0%)
MMC Norilsk Nickel ADR                      38,964(c)               5,318,586
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.9%)
Gazprom ADR                                423,616                 17,656,315
LUKOIL ADR                                 206,693                 17,940,952
Surgutneftegaz ADR                          67,902                  4,997,587
                                                                  -----------
Total                                                              40,594,854
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Mobile Telesystems ADR                     139,933                  4,469,460
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

SINGAPORE (1.2%)
INDUSTRIAL CONGLOMERATES
Keppel                                     660,000                 $6,398,834
------------------------------------------------------------------------------

SOUTH AFRICA (10.9%)
COMMERCIAL BANKS (1.0%)
ABSA Group                                 352,852                  5,229,024
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Massmart Holdings                         643,607                  4,419,100
------------------------------------------------------------------------------

MEDIA (1.2%)
Naspers Series N                           360,239                  6,345,060
------------------------------------------------------------------------------

METALS & MINING (4.6%)
Anglo Platinum                              62,044                  6,367,626
Impala Platinum Holdings                    94,056                 17,402,671
                                                                  -----------
Total                                                              23,770,297
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
Sasol                                      248,308                  8,971,464
------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Foschini                                   665,746                  4,272,784
Truworths Intl                           1,074,358                  3,494,226
                                                                  -----------
Total                                                               7,767,010
------------------------------------------------------------------------------

SOUTH KOREA (11.9%)
COMMERCIAL BANKS (2.3%)
Shinhan Financial Group                    127,640                  6,280,443
Woori Finance Holdings                     272,880                  5,570,729
                                                                  -----------
Total                                                              11,851,172
------------------------------------------------------------------------------

MACHINERY (2.5%)
Doosan Infracore                           230,120                  3,770,287
Samsung Heavy Inds                         371,220                  9,132,821
                                                                  -----------
Total                                                              12,903,108
------------------------------------------------------------------------------

METALS & MINING (1.2%)
POSCO                                       25,676                  6,263,095
------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Hyundai Department Store                    62,361                  4,530,835
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
SK                                          68,744                  4,814,671
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Hynix Semiconductor                        167,549(b)               5,700,735
Samsung Electronics                         24,284                 15,457,153
                                                                  -----------
Total                                                              21,157,888
------------------------------------------------------------------------------

TAIWAN (5.4%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Hon Hai Precision
   Industry                              1,191,644                  7,067,963
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Huaku Construction                       1,319,700                  2,634,720
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
MediaTek                                   274,000                  2,500,581
Taiwan Semiconductor Mfg                 9,379,235                 15,714,262
                                                                  -----------
Total                                                              18,214,843
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

THAILAND (0.5%)
HEALTH CARE PROVIDERS & SERVICES
Bumrungrad Hospital                      2,929,000                 $2,747,147
------------------------------------------------------------------------------

TURKEY (0.5%)
BEVERAGES
Anadolu Efes Biracilik ve
   Malt Sanayii                            106,356                  2,841,274
------------------------------------------------------------------------------

COMMERCIAL BANKS (--%)
Akbank                                           1                          3
------------------------------------------------------------------------------

UNITED KINGDOM (0.7%)
METALS & MINING
Kazakhmys                                  144,627                  3,379,382
------------------------------------------------------------------------------

UNITED STATES (0.9%)
METALS & MINING
Glamis Gold                                133,438(b)               4,897,327
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $439,294,025)                                             $493,534,388
------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (3.3%)(c)

ISSUER                                      SHARES                   VALUE(a)

BRAZIL (1.9%)
Banco Bradesco                             301,100                $10,098,963
------------------------------------------------------------------------------

HONG KONG (--%)
CHINA OVERSEAS LAND & INVESTMENT
   Warrants                                827,000(b,d)                83,020
------------------------------------------------------------------------------

RUSSIA (1.4%)
Transneft                                    3,492(d)               7,053,840
------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $17,242,998)                                               $17,235,823
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (1.1%)

ISSUER                  EFFECTIVE         AMOUNT                    VALUE(a)
                          YIELD         PAYABLE AT
                                         MATURITY

COMMERCIAL PAPER
Nieuw Amsterdam
   08-01-06               5.32%         $5,500,000(e)              $5,499,187
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $5,500,000)                                                 $5,499,187
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $462,037,023)(f)                                          $516,269,398
==============================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2006, is as follows:

      SECURITY                               ACQUISITION                 COST
                                                DATES
      -------------------------------------------------------------------------
      China Overseas Land & Investment
        Warrants                               06-29-06              $       --
      Efes Breweries Intl GDR           10-15-04 thru 01-25-06        3,030,355
      Transneft                         09-29-05 thru 12-09-05        6,061,070

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $5,499,187 or 1.1% of net assets.

(f) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $462,037,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $ 74,096,000
      Unrealized depreciation                                   (19,864,000)
      ---------------------------------------------------------------------
      Net unrealized appreciation                              $ 54,232,000
      ---------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006


                                                          S-6354-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                   RIVERSOURCE EMERGING MARKETS BOND FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (89.2%)(c)

ISSUER             COUPON             PRINCIPAL                      VALUE(a)
                    RATE               AMOUNT

ARGENTINA (6.2%)
Banco Hipotecario
  Sr Unsecured
   04-27-16         9.75%             $575,000(d)                     $570,688
Banco Hipotecario
  Sr Unsub
   11-16-10         9.75               100,000                         102,343
City of Buenos Aires
   04-11-11         7.88               250,000(d)                      247,300
Republic of Argentina
   03-28-11         7.00             1,555,000                       1,516,623
   08-03-12         4.89               650,000(f)                      451,750
   12-31-33         8.28               278,124                         260,741
                                                                   -----------
Total                                                                3,149,445
------------------------------------------------------------------------------

BRAZIL (15.6%)
Banco ABN AMRO Real
  (Brazilian Real)
   02-22-10        16.20             1,350,000                         640,861
Banco Bradesco
   01-04-10        14.80               400,000(d)                      182,069
BIE Bank & Trust
   02-02-09        14.10               250,000                         114,943
Centrais Eletricas Brasileiras
  Sr Nts
   11-30-15         7.75               486,000(d)                      486,000
Federative Republic of Brazil
   10-22-10         9.25                75,000                          83,625
   03-07-15         7.88               530,000                         571,605
   01-15-18         8.00               295,000                         319,485
   10-14-19         8.88             1,798,000                       2,085,679
   04-15-24         8.88             1,332,000                       1,547,784
   02-04-25         8.75               260,000                         299,650
   01-20-34         8.25               143,000                         158,873
   08-17-40        11.00               984,000                       1,262,472
JBS
   08-04-16        10.50               250,000(b,d)                    250,000
                                                                   -----------
Total                                                                8,003,046
------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER             COUPON             PRINCIPAL                      VALUE(a)
                    RATE               AMOUNT

COLOMBIA (5.4%)
Republic of Colombia
   12-22-14         8.25%             $145,000                        $156,963
   01-27-17         7.38               600,000                         611,400
   05-21-24         8.13               677,000                         731,159
   01-28-33        10.38               100,000                         131,000
Republic of Colombia
  (Colombian Peso)
   03-01-10        11.75         1,000,000,000                         440,322
   10-22-15        12.00         1,408,000,000                         675,730
                                                                   -----------
Total                                                                2,746,574
------------------------------------------------------------------------------

COSTA RICA (1.0%)
Republic of Costa Rica
   02-01-12         8.11               290,000(d)                      308,125
   03-20-14         6.55               180,000(d)                      176,400
                                                                   -----------
Total                                                                  484,525
------------------------------------------------------------------------------

DOMINICAN REPUBLIC (1.7%)
Dominican Republic
   01-23-18         9.04               550,443(d)                      593,102
   04-20-27         8.63               250,000(d)                      256,875
                                                                   -----------
Total                                                                  849,977
------------------------------------------------------------------------------

EL SALVADOR (1.7%)
Republic of El Salvador
   06-15-35         7.65               820,000(d)                      830,250
------------------------------------------------------------------------------

INDONESIA (2.2%)
Republic of Indonesia
   04-20-15         7.25               460,000(d)                      472,075
   01-15-16         7.50               313,000(d)                      324,738
   03-09-17         6.88               300,000(d)                      298,125
                                                                   -----------
Total                                                                1,094,938
------------------------------------------------------------------------------

KAZAKHSTAN (0.9%)
Kazkommerts Intl
   11-03-15         8.00               300,000(d)                      298,500
Kazkommerts Intl
  Bank Guaranty
   04-07-14         7.88               130,000(d)                      130,000
                                                                   -----------
Total                                                                  428,500
------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER             COUPON             PRINCIPAL                      VALUE(a)
                    RATE               AMOUNT

LUXEMBOURG (1.0%)
Gazprom Intl
   02-01-20         7.20%             $100,000(d)                     $103,750
UBS (Vimplecom)
   05-23-16         8.25               350,000(d)                      348,250
                                                                   -----------
Total                                                                  452,000
------------------------------------------------------------------------------

MALAYSIA (0.3%)
TNB Capital
   05-05-15         5.25               117,000(d)                      111,931
------------------------------------------------------------------------------

MEXICO (14.0%)
Mexican Fixed Rate
  (Mexican Peso)
   12-20-12         9.00             4,500,000                         426,165
Pemex Project Funding Master Trust
   11-15-11         8.00               130,000                         140,400
   12-15-15         5.75             2,893,000                       2,756,112
   02-01-22         8.63             2,963,000                       3,448,209
   06-15-35         6.63               309,000(d)                      293,936
United Mexican States
   03-03-15         6.63               100,000                         104,250
                                                                   -----------
Total                                                                7,169,072
------------------------------------------------------------------------------

NETHERLANDS (0.7%)
Turanalem Finance
   04-25-13         7.75               300,000(d)                      296,625
------------------------------------------------------------------------------

PANAMA (2.4%)
Republic of Panama
   03-15-15         7.25               593,000                         612,866
   01-29-26         7.13                48,000                          48,048
   09-30-27         8.88               150,000                         177,750
   04-28-34         8.13               300,000(e)                      330,000
                                                                   -----------
Total                                                                1,168,664
------------------------------------------------------------------------------

PERU (4.7%)
Republic of Peru
   05-03-16         8.38             1,495,000                       1,644,500
   03-07-17         5.00               169,850(d,f)                    166,453
   07-21-25         7.35               289,000                         294,780
   11-21-33         8.75               250,000                         288,750
                                                                   -----------
Total                                                                2,394,483
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


-------------------------------------------------------------------------------
1 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER             COUPON             PRINCIPAL                      VALUE(a)
                    RATE               AMOUNT

PHILIPPINE ISLANDS (7.6%)
Republic of Philippines
   01-15-14         8.25%             $150,000                        $160,500
   03-17-15         8.88               427,000                         476,639
   01-15-16         8.00               250,000                         266,400
   01-15-19         9.88               895,000                       1,062,812
   10-21-24         9.50             1,111,000                       1,291,537
   01-14-31         7.75               596,000                         597,490
                                                                   -----------
Total                                                                3,855,378
------------------------------------------------------------------------------

RUSSIA (10.7%)
Gazstream
   07-22-13         5.63               551,474(d)                      544,581
Russian Federation
   03-31-10         8.25               293,335(d)                      305,802
   03-31-30         5.00             3,206,000(d,f)                  3,488,448
Russian Ministry of Finance
   05-14-11         3.00               220,000                         192,940
Russian Standard Finance
  Sr Unsub
   05-05-11         8.63               450,000(d)                      441,563
TNK-BP Finance
   07-18-16         7.50               500,000(d)                      507,171
                                                                   -----------
Total                                                                5,480,505
------------------------------------------------------------------------------

SOUTH AFRICA (0.4%)
Republic of South Africa
   06-02-14         6.50               140,000                         143,640
------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER             COUPON             PRINCIPAL                      VALUE(a)
                    RATE               AMOUNT

TURKEY (4.9%)
Republic of Turkey
   01-15-14         9.50%             $100,000                        $111,750
   03-15-15         7.25             2,369,000                       2,354,194
                                                                   -----------
Total                                                                2,465,944
------------------------------------------------------------------------------

UKRAINE (0.9%)
Credit Suisse First Boston Intl for City of Kiev Ukraine
   11-06-15         8.00               100,000(d)                       98,000
Govt of Ukraine
   06-11-13         7.65               200,000(d)                      206,750
Naftogaz Ukrainy
   09-30-09         8.13               100,000                          96,193
                                                                   -----------
Total                                                                  400,943
------------------------------------------------------------------------------

UNITED STATES (0.8%)
U.S. Treasury
   02-15-16         4.50               350,000                         337,121
------------------------------------------------------------------------------

URUGUAY (2.9%)
Republic of Uruguay
   03-15-15         7.50               384,000                         388,800
   05-17-17         9.25               200,000                         224,000
   11-18-22         8.00               500,000                         501,250
   03-21-36         7.63               350,000                         332,500
                                                                   -----------
Total                                                                1,446,550
------------------------------------------------------------------------------


BONDS (CONTINUED)

ISSUER             COUPON             PRINCIPAL                      VALUE(a)
                    RATE               AMOUNT

VENEZUELA (5.3%)
Petrozuata Finance
   04-01-17         8.22%             $250,000(d)                     $246,250
Republic of Venezuela
   10-08-14         8.50               499,000                         546,405
   02-26-16         5.75             1,665,000                       1,529,636
   01-13-34         9.38               291,000                         359,385
                                                                   -----------
Total                                                                2,681,676
------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $45,878,082)                                                $45,991,787
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (11.2%)

ISSUER             EFFECTIVE          AMOUNT                         VALUE(a)
                     YIELD          PAYABLE AT
                                     MATURITY

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
   08-01-06         4.98%           $5,800,000                      $5,799,198
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $5,800,000)                                                  $5,799,198
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $51,678,082)(g)                                             $51,790,985
==============================================================================

 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) At July 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $250,000.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $12,583,757 or 24.4% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2006, is as follows:

    SECURITY                           ACQUISITION                      COST
                                          DATES
    ---------------------------------------------------------------------------
    Republic of Panama
         8.13% 2034              07-20-06 thru 07-27-06               $327,537

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2006.

(g) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $51,678,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $ 448,000

    Unrealized depreciation                                           (335,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                      $ 113,000
    ---------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

-------------------------------------------------------------------------------
2 RIVERSOURCE EMERGING MARKETS BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

                                                              S-6398-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                    FOR
                        RIVERSOURCE GLOBAL BOND FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


BONDS (97.9%)(c)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

AUSTRALIA (1.6%)
Commonwealth Bank of Australia
  (European Monetary Unit)
  Sr Unsub
   11-12-09               3.38%            570,000                   $719,416
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00           6,280,000                  4,940,958
Telstra
   04-01-12               6.38             500,000                    504,332
Western Australia Treasury
  (Australian Dollar)
   10-16-06               5.50           2,600,000                  1,991,216
                                                                 ------------
Total                                                               8,155,922
-------------------------------------------------------------------------------

AUSTRIA (1.1%)
Republic of Austria
  (European Monetary Unit)
   01-15-10               5.50           3,900,000                  5,278,249
-------------------------------------------------------------------------------

BELGIUM (2.0%)
Kingdom of Belgium
  (European Monetary Unit)
   03-28-10               3.00           7,890,000                  9,855,624
-------------------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
   01-15-18               8.00           1,129,000                  1,222,707
-------------------------------------------------------------------------------

CANADA (3.0%)
Aquila Canada Finance
   06-15-11               7.75              70,000                     72,800
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10               4.90             380,000(d)                 339,558
Govt of Canada
  (Canadian Dollar)
   09-01-06               5.75           3,560,000                  3,150,108
Province of British Columbia
  (Canadian Dollar)
   08-23-10               6.38           5,500,000                  5,224,781

BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

CANADA (CONT.)
Province of Ontario
  (Canadian Dollar)
   03-08-14               5.00%          2,775,000                 $2,524,090
Rogers Wireless
  Secured
   03-01-14               6.38             145,000                    139,200
Sun Media
   02-15-13               7.63             100,000                    101,250
TELUS
   06-01-11               8.00           2,900,000                  3,167,885
Videotron Ltee
   01-15-14               6.88             180,000                    171,900
                                                                 ------------
Total                                                              14,891,572
-------------------------------------------------------------------------------

CZECHOSLOVAKIA FEDERATED REPUBLIC (0.3%)
Republic of Czechoslovakia
  (Czech Crown)
   06-16-13               3.70          28,500,000                  1,267,654
-------------------------------------------------------------------------------

DENMARK (0.5%)
Realkredit Danmark
  (Danish Krone)
   01-01-08               4.00          14,860,000                  2,553,622
-------------------------------------------------------------------------------

FRANCE (6.0%)
Dexia Municipal Agency
  (European Monetary Unit)
   09-03-07               4.25             510,000                    656,605
Govt of France
  (European Monetary Unit)
   04-25-12               5.00           7,520,000                 10,217,438
   04-25-13               4.00           7,835,000                 10,130,835
   10-25-16               5.00           6,525,000                  9,067,105
                                                                 ------------
Total                                                              30,071,983
-------------------------------------------------------------------------------

GERMANY (9.0%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09               5.00           1,800,000(d)               2,376,659
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13               1.40         301,000,000                  2,576,891

BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

GERMANY (CONT.)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-13               3.75%         10,120,000                $12,882,592
   07-04-27               6.50           6,470,000                 10,917,329
   07-04-28               4.75           1,595,000                  2,198,909
   07-04-34               4.75           4,425,000                  6,157,101
DEPFA Deutsche Pfandbriefbank
  (European Monetary Unit)
   01-15-10               5.50           1,800,000                  2,424,569
Deutsche Bank
  (European Monetary Unit)
  Sr Unsub
   07-28-09               4.25             500,000                    647,877
Landesbank Berlin Girozentrale
  (European Monetary Unit)
   04-30-07               5.00           1,780,000                  2,298,200
Rheinische Hypothekenbank
  (European Monetary Unit)
   07-05-10               5.75           1,825,000                  2,494,110
                                                                 ------------
Total                                                              44,974,237
-------------------------------------------------------------------------------

GREECE (2.4%)
Hellenic Republic
  (European Monetary Unit)
   04-19-07               4.65           5,070,000                  6,530,682
   10-22-22               5.90           3,540,000                  5,292,815
                                                                 ------------
Total                                                              11,823,497
-------------------------------------------------------------------------------

IRELAND (2.4%)
Irish Govt
  (European Monetary Unit)
   10-18-07               4.25           9,410,000                 12,130,459
-------------------------------------------------------------------------------

ITALY (4.4%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   11-01-07               6.00          11,435,000                 15,046,288
   11-01-26               7.25           2,871,283                  5,012,937
Telecom Italia Capital
   10-01-15               5.25             735,000                    675,635
   11-15-33               6.38           1,705,000                  1,579,722
                                                                 ------------
Total                                                              22,314,582
-------------------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                   COUPON        PRINCIPAL                    VALUE(a)
                          RATE          AMOUNT

JAPAN (10.0%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12               1.40%        585,000,000                 $5,047,504
Govt of Japan
  (Japanese Yen)
   12-21-09               1.70       2,139,000,000                 19,021,222
   09-20-10               0.80         862,000,000                  7,378,785
   06-20-12               1.40         700,000,000                  6,059,286
   12-20-12               1.00       1,227,000,000                 10,305,965
   12-20-14               1.30         247,000,000                  2,062,426
   12-20-34               2.40          61,000,000                    514,982
                                                                 ------------
Total                                                              50,390,170
-------------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
   05-22-12               7.00           1,500,000(d)               1,590,702
-------------------------------------------------------------------------------

MEXICO (0.8%)
Mexican Fixed Rate
  (Mexican Peso)
   12-24-09               9.00          16,000,000                  1,513,500
   12-20-12               9.00          25,870,000                  2,449,972
United Mexican States
   09-27-34               6.75             270,000                    274,995
                                                                 ------------
Total                                                               4,238,467
-------------------------------------------------------------------------------

NETHERLANDS (3.0%)
Bank Nederlandse Gemeenten
  (British Pound) Sr Unsub
   08-06-07               7.38           1,160,000                  2,216,023
Govt of Netherlands
  (European Monetary Unit)
   01-15-08               2.50           7,670,000                  9,660,014
   07-15-12               5.00           2,365,000                  3,215,819
                                                                 ------------
Total                                                              15,091,856
-------------------------------------------------------------------------------

NEW ZEALAND (1.0%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06               8.00           8,060,000                  4,989,995
-------------------------------------------------------------------------------

NORWAY (1.4%)
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00          39,000,000                  6,853,687
-------------------------------------------------------------------------------

POLAND (1.5%)
Republic of Poland
  (Polish Zloty)
   03-24-10               5.75          22,305,000                  7,315,895
-------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
  (South African Rand)
   08-31-10              13.00          10,357,500                  1,720,411
-------------------------------------------------------------------------------

SOUTH KOREA (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08               0.98          70,000,000                    609,499
-------------------------------------------------------------------------------


BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                   VALUE(a)
                          RATE            AMOUNT

SPAIN (3.1%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11               3.50%          2,400,000                 $3,013,212
Govt of Spain
  (European Monetary Unit)
   07-30-09               5.15           9,320,000                 12,418,524
                                                                 ------------
Total                                                              15,431,736
-------------------------------------------------------------------------------

SUPRA-NATIONAL (1.0%)
European Investment Bank
  (British Pound)
   12-07-11               5.50           2,510,000                  4,802,361
-------------------------------------------------------------------------------

SWEDEN (0.5%)
Govt of Sweden
  (Swedish Krona)
   03-15-11               5.25          18,620,000                  2,758,327
-------------------------------------------------------------------------------

UNITED KINGDOM (4.6%)
BT Group
   12-15-10               8.38             550,000                    608,897
HBOS Treasury Services
  (European Monetary Unit)
   02-12-09               3.50           1,600,000                  2,035,637
United Kingdom Treasury
  (British Pound)
   03-07-12               5.00           5,890,000                 11,180,669
   09-07-14               5.00           4,930,000                  9,432,939
                                                                 ------------
Total                                                              23,258,142
-------------------------------------------------------------------------------

UNITED STATES (37.4%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76             500,000(d,j)               492,901
Airgas
   10-01-11               9.13             195,000                    203,288
American Tower
  Sr Nts
   10-15-12               7.13              35,000                     35,175
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10               4.87             525,000                    520,734
AmeriCredit Automobile Receivables Trust
  Series 2006-AF Cl A4 (FSA)
   09-06-13               5.64             825,000(j)                 825,000
ANR Pipeline
   03-15-10               8.88              45,000                     47,554
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11               4.29           1,250,000(d,j)             1,202,624
Avis Budget Car Rental LLC/Finance
  Sr Nts
   05-15-14               7.63              25,000(d)                  24,500
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               5.04             750,000(f)                 732,604
Banc of America Commercial Mtge
  Series 2005-6 Cl A4
   09-10-47               5.35           1,400,000(f)               1,355,745

BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

UNITED STATES (CONT.)
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
   05-10-45               5.91%           $950,000(f)                $957,904
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16               5.49             637,775(d,e,f,)            637,767
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16               5.54           1,950,000(d,e,f,)          1,950,340
Banc of America Large Loan
  Series 2006-LAQ Cl E
   02-09-21               5.73             575,000(d,e,f,)            577,499
Banc of America Large Loan
  Series 2006-LAQ Cl F
   02-09-21               5.78             625,000(d,e,f,)            627,208
Banc of America Large Loan
  Series 2006-LAQ Cl G
   02-09-21               5.88             450,000(d,e,f,)            450,860
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00             567,583(f)                 542,683
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40               5.41             900,000(f)                 880,627
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42               5.30             500,000(f)                 472,520
Cadbury Schweppes US Finance LLC
   10-01-08               3.88           1,090,000(d)               1,051,235
   10-01-13               5.13             200,000(d)                 189,120
California State Teachers' Retirement
  System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46           1,860,995(d,f)             1,812,850
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
   09-15-10               2.84             700,000                    681,822
Cardinal Health
   06-15-15               4.00             905,000                    777,385
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30               5.68           1,100,000(f)               1,107,774
Chemtura
   06-01-16               6.88             180,000                    173,700
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15           1,303,288(d,f)             1,272,209
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10               3.88           2,600,000                  3,318,345
CMS Energy
  Sr Nts
   01-15-09               7.50             140,000                    142,450
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95              35,000                     32,289
   11-15-15               6.80             200,000                    194,766
Comcast Cable Communications Holdings
   03-15-13               8.38             106,000                    118,719




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

UNITED STATES (CONT.)
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
   02-05-19               5.64%           $400,000(d,e,f)            $402,254
Cott Beverages USA
   12-15-11               8.00             305,000                    308,050
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
   12-25-35               5.50           2,062,193(f)               2,055,329
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35               7.50           1,118,892(f)               1,149,043
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
   05-25-36               6.00           1,880,000(f)               1,891,332
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
   03-15-39               5.85             900,000(f)                 900,315
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49           1,071,620(f)               1,043,157
DaimlerChrysler NA Holding
  (European Monetary Unit)
   01-16-07               5.63             670,000                    863,581
Denbury Resources
  Sr Sub Nts
   12-15-15               7.50              20,000                     20,000
Devon Financing
   09-30-11               6.88           1,025,000                  1,076,748
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50              85,000                     87,338
DRS Technologies
   02-01-16               6.63             190,000                    182,875
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
   06-20-31               5.78           1,000,000(d,j)             1,001,356
Dynegy Holdings
   05-15-18               7.13              20,000                     17,500
Dynegy Holdings
  Sr Unsecured
   05-01-16               8.38              70,000(d)                  68,775
Edison Mission Energy
  Sr Nts
   06-15-13               7.50             120,000(d)                 118,500
Erac USA Finance
   11-01-16               6.20           1,245,000(d)               1,240,410
EXCO Resources
   01-15-11               7.25             260,000                    253,500
Federal Home Loan Mtge Corp
   07-12-10               4.13           6,816,000                  6,541,676
Federal Home Loan Mtge Corp #A11799
   08-01-33               6.50             236,827(f)                 240,415
Federal Home Loan Mtge Corp #A15881
   11-01-33               5.00           1,354,970(f)               1,287,905
Federal Home Loan Mtge Corp #E91486
   09-01-17               6.50             406,241(f)                 411,974
Federal Home Loan Mtge Corp #E99684
   10-01-18               5.00             735,464(f)                 715,004

BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

UNITED STATES (CONT.)
Federal Home Loan Mtge Corp #G01535
   04-01-33               6.00%         $1,753,942(f)              $1,756,516
Federal Home Loan Mtge Corp
  (European Monetary Unit)
   02-15-07               4.63           3,200,000                  4,114,620
Federal Natl Mtge Assn #254632
   02-01-18               5.50           1,654,920(f)               1,641,863
Federal Natl Mtge Assn #254686
   04-01-18               5.50           1,868,510(f)               1,853,541
Federal Natl Mtge Assn #254722
   05-01-18               5.50             975,685(f)                 967,868
Federal Natl Mtge Assn #360800
   01-01-09               5.74           1,161,730(f)               1,162,558
Federal Natl Mtge Assn #545874
   08-01-32               6.50             277,522(f)                 282,409
Federal Natl Mtge Assn #555528
   04-01-33               6.00           1,336,134(f)               1,332,990
Federal Natl Mtge Assn #555734
   07-01-23               5.00           1,026,027(f)                 986,863
Federal Natl Mtge Assn #555740
   08-01-18               4.50           1,647,935(f)               1,580,408
Federal Natl Mtge Assn #555851
   01-01-33               6.50           1,629,114(f)               1,655,363
Federal Natl Mtge Assn #575487
   04-01-17               6.50             850,340(f)                 865,352
Federal Natl Mtge Assn #621581
   12-01-31               6.50             333,209(f)                 339,988
Federal Natl Mtge Assn #633966
   03-01-17               6.00             227,077(f)                 229,238
Federal Natl Mtge Assn #634749
   03-01-17               5.50             883,741(f)                 877,423
Federal Natl Mtge Assn #640996
   05-01-32               7.50             582,963(f)                 602,724
Federal Natl Mtge Assn #643381
   06-01-17               6.00             550,417(f)                 555,657
Federal Natl Mtge Assn #645053
   05-01-32               7.00           1,086,604(f)               1,115,933
Federal Natl Mtge Assn #646147
   06-01-32               7.00             447,176(f)                 461,409
Federal Natl Mtge Assn #652284
   08-01-32               6.50             454,298(f)                 461,496
Federal Natl Mtge Assn #653145
   07-01-17               6.00             309,976(f)                 313,286
Federal Natl Mtge Assn #653730
   09-01-32               6.50             241,287(f)                 245,663
Federal Natl Mtge Assn #655589
   08-01-32               6.50           1,785,214(f)               1,821,150
Federal Natl Mtge Assn #666424
   08-01-32               6.50             286,360(f)                 290,897
Federal Natl Mtge Assn #670461
   11-01-32               7.50             404,954(f)                 418,680
Federal Natl Mtge Assn #684595
   03-01-33               6.00           1,904,348(f)               1,899,867
Federal Natl Mtge Assn #688034
   03-01-33               5.50             591,081(f)                 577,194
Federal Natl Mtge Assn #688691
   03-01-33               5.50             976,289(f)                 952,352
Federal Natl Mtge Assn #703818
   05-01-33               6.00             478,187(f)                 477,842
Federal Natl Mtge Assn #711503
   06-01-33               5.50           1,342,497(f)               1,314,572

BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

UNITED STATES (CONT.)
Federal Natl Mtge Assn #735029
   09-01-13               5.28%           $857,771(f)                $846,480
Federal Natl Mtge Assn #741850
   09-01-33               5.50           2,221,409(f)               2,166,942
Federal Natl Mtge Assn #753507
   12-01-18               5.00           3,048,478(f)               2,971,077
Federal Natl Mtge Assn #755498
   11-01-18               5.50           1,422,494(f)               1,411,584
Federal Natl Mtge Assn #756236
   01-01-34               6.00           4,926,980(f)               4,925,543
Federal Natl Mtge Assn #756788
   11-01-33               6.50             223,225(f)                 226,719
Federal Natl Mtge Assn #757299
   09-01-19               4.50           2,922,896(f)               2,795,688
Federal Natl Mtge Assn #759336
   01-01-34               6.00           4,901,896(f)               4,900,088
Federal Natl Mtge Assn #886292
   07-01-36               7.00           5,000,000(f)               5,127,929
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45               4.59             994,098(f)                 973,367
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35               4.77           1,800,000(d,f)             1,746,152
General Electric Capital
  (European Monetary Unit) Sr Unsub
   06-20-07               5.13             500,000                    646,891
General Electric Capital
  (New Zealand Dollar)
   02-04-10               6.63           3,530,000                  2,157,827
Genworth Financial
  (Japanese Yen)
   06-20-11               1.60         130,000,000                  1,114,425
Georgia Gulf
  Sr Nts
   12-15-13               7.13              30,000                     28,650
Georgia-Pacific
   06-15-15               7.70             100,000                     95,750
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43               4.21             741,720(f)                 722,708
GMAC LLC
   09-15-11               6.88             135,000                    130,720
Govt Natl Mtge Assn #604708
   10-15-33               5.50           1,222,660(f)               1,198,518
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80
   01-20-32              11.05           1,064,602(f,h)               134,022
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36               4.88             500,000(f)                 486,947
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl A4
   07-10-38               6.11             350,000                    351,750
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
   07-10-38               6.11             350,000                    352,406




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE             AMOUNT

UNITED STATES (CONT.)
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38               4.96%           $950,000(f)                $927,767
Hertz Vehicle Financing LLC
  Series 2004-1A Cl A3 (MBIA)
   05-25-09               2.85             400,000(d)                 384,657
Intl Paper
  (European Monetary Unit)
   08-11-06               5.38             505,000                    645,414
IPALCO Enterprises
  Secured
   11-14-08               8.38             250,000                    257,500
ITT
   11-15-15               7.38             125,000                    128,438
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37           1,061,890(f)               1,035,179
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26             900,000(f)                 879,361
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37               4.13             385,444(f)                 368,542
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39               3.97             396,036(f)                 380,974
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
   04-15-43               5.49           1,150,000                  1,136,788
Kraft Foods
  Sr Unsecured
   11-01-11               5.63           2,765,000                  2,745,065
L-3 Communications
   06-15-12               7.63              80,000                     81,000
L-3 Communications
  Sr Sub Nts
  Series B
   10-15-15               6.38             160,000                    153,600
LaBranche & Co
  Sr Nts
   05-15-12              11.00             160,000                    170,400
Lamar Media
   01-01-13               7.25              50,000                     49,125
   08-15-15               6.63             115,000                    106,806
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29               3.97             750,000(f)                 694,425
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29               4.20           1,300,000(f)               1,250,184
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30               4.89           1,075,000(f)               1,049,974
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
   09-15-30               4.93           1,375,000(f)               1,323,974
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
   06-15-32               6.07             750,000(f)                 763,108

BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

UNITED STATES (CONT.)
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40%           $568,317(j)                $564,344
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22             960,788(f)                 938,257
Merrill Lynch Mtge Trust
  Series 2006-C1 Cl A4
   05-12-39               5.84             650,000(f)                 650,652
MGM MIRAGE
   10-01-09               6.00              45,000                     43,650
MGM MIRAGE
  Sr Nts
   02-27-14               5.88             150,000                    136,500
Midwest Generation LLC
  Series B
   01-02-16               8.56              28,383                     29,838
Mohegan Tribal Gaming Authority
   02-15-15               6.88              65,000                     61,750
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13              45,000                     42,750
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00              75,000                     76,500
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41               4.34             775,000(f)                 750,551
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59             750,000(f)                 714,758
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42               5.23           1,075,000(f)               1,038,762
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
   08-12-41               5.97             575,000(g)                 579,313
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
   07-15-19               5.53           1,150,000(d,e,f,g)         1,150,000
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98           1,400,000(f)               1,426,060
News America
   12-15-35               6.40           1,095,000                  1,029,459
Nextel Communications
  Sr Nts Series F
   03-15-14               5.95             130,000                    125,981
NRG Energy
   02-01-14               7.25             165,000                    161,494
Omnicare
  Sr Sub Nts
   12-15-13               6.75             235,000                    226,481
   12-15-15               6.88             120,000                    115,800
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08               6.99           2,083,333                  2,124,208
Pioneer Natural Resources
   05-01-18               6.88             460,000                    448,514

BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

UNITED STATES (CONT.)
Pioneer Natural Resources
  Sr Nts
   07-15-16               5.88%           $270,000                   $247,771
Pokagon Gaming Authority
  Sr Nts
   06-15-14              10.38              40,000(d)                  41,800
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49             615,000                    603,790
Pride Intl
  Sr Nts
   07-15-14               7.38              30,000                     30,300
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67             822,308(f)                 782,031
Prudential Financial
   09-20-14               5.10             945,000                    896,837
Qwest
   03-15-12               8.88             130,000                    140,075
Range Resources
   03-15-15               6.38              70,000                     66,325
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
   02-25-36               5.57             800,000                    794,848
Residential Capital
  Sr Unsecured
   06-30-10               6.38           1,175,000                  1,171,043
Southern Star Central
   03-01-16               6.75             205,000(d)                 200,131
Stone Energy
  Sr Nts
   07-15-10               8.24             150,000(d,e)               150,000
Toyota Motor Credit
  (Japanese Yen) Sr Unsub
   06-09-08                .75         297,000,000                  2,586,399
Transcontinental Gas Pipe Line
  Sr Nts
   04-15-16               6.40             154,000(d)                 148,225
Triad Hospitals
  Sr Nts
   05-15-12               7.00             115,000                    114,281
Triad Hospitals
  Sr Sub Nts
   11-15-13               7.00             140,000                    133,700
U.S. Treasury
   11-30-07               4.25           2,000,000                  1,979,296
   02-15-08               3.38             775,000                    756,049
   05-15-09               4.88           4,255,000                  4,249,349
   05-31-11               4.88           2,384,000                  2,379,344
   07-31-11               4.88           3,125,000(g)               3,120,606
   05-15-16               5.13             645,000                    651,702
   08-15-23               6.25           4,985,000(i)               5,582,034
   02-15-26               6.00           4,710,000(i)               5,185,046
U.S. Treasury Inflation-Indexed Bond
   01-15-07               3.38           2,555,840(l)               2,559,934
United Auto Group
   03-15-12               9.63             130,000                    135,525
UnitedHealth Group
  Sr Unsecured
   03-15-15               4.88             790,000                    735,356




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

UNITED STATES (CONT.)
Valor Telecommunications Enterprises LLC/Finance
   02-15-15               7.75%            $35,000                    $36,575
Verizon Pennsylvania
  Series A
   11-15-11               5.65           7,560,000(i)               7,409,479
Wachovia Bank Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-35               3.89           1,250,000(f)               1,207,100
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
   07-15-42               5.09             800,000(f)                 783,196
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
   03-15-45               5.58             775,000(f)                 770,840
Wachovia Bank Commercial Mtge Trust
  Series 2006-C25 Cl APB2
   05-15-43               5.95             750,000(f)                 755,843

BONDS (CONTINUED)

ISSUER                   COUPON          PRINCIPAL                  VALUE(a)
                          RATE            AMOUNT

UNITED STATES (CONT.)
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45               5.57%           $883,988(f,k)              $884,485
Williams Companies
  Sr Nts
   07-15-19               7.63             426,000                    430,260
Windstream
  Sr Nts
   08-01-16               8.63             385,000(d)                 400,400
XTO Energy
   01-31-15               5.00             730,000                    677,843
                                                                 ------------
Total                                                             187,720,860
-------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $480,666,060)                                             $491,312,216
-------------------------------------------------------------------------------


SHORT-TERM SECURITIES (1.3%)

ISSUER                 EFFECTIVE          AMOUNT                    VALUE(a)
                         YIELD          PAYABLE AT
                                         MATURITY

COMMERCIAL PAPER
Park Granada LLC
   08-01-06               5.34%         $6,700,000(b)              $6,699,006
-------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $6,700,000)                                                 $6,699,006
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $487,366,060)(m)                                          $498,011,222
===============================================================================




NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $6,699,006 or 1.3% of net assets.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $21,648,692 or 4.3% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At July 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,848,478.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at July 31, 2006.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

    TYPE OF SECURITY                                          NOTIONAL AMOUNT
    -------------------------------------------------------------------------
    PURCHASE CONTRACTS
    Euro-Bund, Sept. 2006, 10-year                                $ 2,100,000
    U.S. Long Bond, Sept. 2006, 20-year                             4,900,000
    U.S. Treasury Note, Sept. 2006, 2-year                         45,600,000

    SALE CONTRACTS
    U.S. Treasury Note, Sept. 2006, 10-year                         2,800,000

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

    AMBAC -- Ambac Assurance Corporation
    FGIC  -- Financial Guaranty Insurance Company
    FSA   -- Financial Security Assurance
    MBIA  -- MBIA Insurance Corporation

--------------------------------------------------------------------------------
5   RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2006.

(l) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $487,366,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $20,033,000
    Unrealized depreciation                                        (9,388,000)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                   $10,645,000
    ---------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6   RIVERSOURCE GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006


                                                           S-6309-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                       RIVERSOURCE GLOBAL EQUITY FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.3%)(c)

ISSUER                                                SHARES          VALUE(a)

AUSTRALIA (1.0%)
BIOTECHNOLOGY (0.5%)
CSL                                                   94,422        $3,815,760
--------------------------------------------------------------------------------

METALS & MINING (0.5%)
Zinifex                                              429,734         3,473,262
--------------------------------------------------------------------------------

BERMUDA (1.2%)
INSURANCE (0.9%)
PartnerRe                                            109,862         6,825,726
--------------------------------------------------------------------------------

MACHINERY (0.3%)
Ingersoll-Rand Cl A                                   51,502         1,843,772
--------------------------------------------------------------------------------

BRAZIL (1.2%)
METALS & MINING (0.7%)
Cia Vale do Rio Doce ADR                             251,896         5,012,730
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Petroleo Brasileiro ADR                               35,629         3,273,593
--------------------------------------------------------------------------------

CHINA (0.6%)
ELECTRICAL EQUIPMENT
Harbin Power
  Equipment Cl H                                   3,790,000         4,224,173
--------------------------------------------------------------------------------

FRANCE (3.9%)
AUTOMOBILES (1.2%)
Renault                                               77,602         8,479,810
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.4%)
BNP Paribas                                           37,635         3,663,026
Societe Generale                                      36,688         5,473,436
                                                                   -----------
Total                                                                9,136,462
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Schneider Electric                                    48,150         4,950,913
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Sanofi-Aventis                                        46,466         4,418,686
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

GERMANY (4.2%)
ELECTRIC UTILITIES (0.6%)
E.ON                                                  31,946        $3,851,143
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical
  Care & Co                                           40,551         4,858,448
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
RWE                                                   43,265         3,800,396
--------------------------------------------------------------------------------

SOFTWARE (1.1%)
SAP                                                   42,649         7,804,718
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.3%)
Hypo Real Estate Holding                             165,000         9,176,256
--------------------------------------------------------------------------------

GREECE (1.2%)
CONSTRUCTION MATERIALS
TITAN Cement                                         167,984         8,196,424
--------------------------------------------------------------------------------

HONG KONG (2.2%)
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
China Overseas Land & Investment                   5,294,000         3,100,130
Hang Lung Properties                               2,776,000         5,480,616
                                                                   -----------
Total                                                                8,580,746
--------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Esprit Holdings                                      872,500         6,636,475
--------------------------------------------------------------------------------

JAPAN (16.2%)
AUTOMOBILES (1.1%)
Honda Motor                                          221,400         7,300,174
--------------------------------------------------------------------------------

CAPITAL MARKETS (2.0%)
Nomura Holdings                                      419,400         7,444,862
Tokai Tokyo Securities                             1,230,000         6,437,544
                                                                   -----------
Total                                                               13,882,406
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

JAPAN (CONT.)
COMMERCIAL BANKS (3.5%)
Mitsubishi UFJ Financial Group                           899       $12,703,943
Mizuho Financial Group                                 1,493        12,541,513
                                                                   -----------
Total                                                               25,245,456
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Hoya                                                 119,100         4,166,007
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Seven & I Holdings                                   112,900         3,939,288
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.4%)
Daito Trust Construction                             136,300         7,407,092
Daiwa House Industry                                 312,000         5,083,880
GOLDCREST                                             81,340         3,902,390
                                                                   -----------
Total                                                               16,393,362
--------------------------------------------------------------------------------

INSURANCE (2.0%)
T&D Holdings                                         174,450        13,862,870
--------------------------------------------------------------------------------

MACHINERY (1.1%)
AMADA                                                713,000         7,569,095
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.0%)
Canon                                                149,700         7,195,106
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.7%)
Mitsubishi Estate                                    221,000         4,578,463
Mitsui Fudosan                                       330,000         7,009,334
                                                                   -----------
Total                                                               11,587,797
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Kamigumi                                             211,000         1,542,376
--------------------------------------------------------------------------------

NETHERLANDS (1.7%)
DIVERSIFIED FINANCIAL SERVICES (1.0%)
ING Groep                                            184,072         7,471,964
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Royal Numico                                          95,878         4,599,787
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

NORWAY (1.7%)
COMMERCIAL BANKS (0.9%)
DNB NOR                                              506,100        $6,415,700
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
TGS NOPEC Geophysical                                301,720(b)      5,344,951
--------------------------------------------------------------------------------

RUSSIA (0.4%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                           59,534         2,481,377
--------------------------------------------------------------------------------

SOUTH AFRICA (1.8%)
FOOD & STAPLES RETAILING (0.5%)
Massmart Holdings                                    485,061         3,330,500
--------------------------------------------------------------------------------

METALS & MINING (0.5%)
Anglo American                                        90,675         3,785,259
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Truworths Intl                                     1,593,133         5,181,482
--------------------------------------------------------------------------------

SOUTH KOREA (4.1%)
COMMERCIAL BANKS (1.6%)
Kookmin Bank                                          61,470         5,367,041
Shinhan Financial Group                              121,220         5,964,552
                                                                   -----------
Total                                                               11,331,593
--------------------------------------------------------------------------------

MACHINERY (0.8%)
Hyundai Heavy Inds                                    46,140         5,458,354
--------------------------------------------------------------------------------

METALS & MINING (1.1%)
POSCO                                                 31,631         7,715,686
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Hynix Semiconductor GDR                              118,904(b,d,f)  4,043,509
--------------------------------------------------------------------------------

SPAIN (1.2%)
PHARMACEUTICALS (0.6%)
Grifols                                              500,000(b)      4,304,503
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Inditex                                               95,648         4,155,044
--------------------------------------------------------------------------------

SWEDEN (1.2%)
COMMUNICATIONS EQUIPMENT (0.5%)
Telefonaktiebolaget LM
  Ericsson Series B                                1,000,000         3,150,983
--------------------------------------------------------------------------------

MACHINERY (0.7%)
Atlas Copco Series A                                 195,200         4,863,675
--------------------------------------------------------------------------------

SWITZERLAND (4.8%)
CAPITAL MARKETS (1.7%)
UBS                                                  218,854        11,905,643
--------------------------------------------------------------------------------

CHEMICALS (0.7%)
Syngenta                                              36,038(b)      5,180,078
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Nobel Biocare Holding                                 11,707         2,772,886
--------------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Roche Holding                                         76,904        13,684,875
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

TAIWAN (1.1%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan Semiconductor Mfg                           1,750,982        $2,933,650
Taiwan Semiconductor Mfg ADR                         568,598         4,929,744
                                                                   -----------
Total                                                                7,863,394
--------------------------------------------------------------------------------

UNITED KINGDOM (8.6%)
CAPITAL MARKETS (0.4%)
3i Group                                             152,537         2,643,953
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
HSBC Holdings                                        290,800         5,243,450
Standard Chartered                                   145,824         3,687,892
                                                                   -----------
Total                                                                8,931,342
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
British Energy Group                                 302,102(b)      4,141,715
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Tesco                                              1,208,927         8,117,635
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
Drax Group                                           593,287(b)      9,906,789
--------------------------------------------------------------------------------

METALS & MINING (1.0%)
BHP Billiton                                         360,726         6,831,970
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.4%)
BG Group                                             568,138         7,640,414
BP                                                   252,672         3,044,019
                                                                   -----------
Total                                                               10,684,433
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
AstraZeneca                                           43,713         2,669,046
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Carphone
  Warehouse Group                                  1,166,463         5,996,928
--------------------------------------------------------------------------------

UNITED STATES (40.9%)
AEROSPACE & DEFENSE (1.1%)
United Technologies                                  117,435         7,303,283
--------------------------------------------------------------------------------

BEVERAGES (1.9%)
Coca-Cola                                            125,018         5,563,301
PepsiCo                                              122,601         7,770,451
                                                                   -----------
Total                                                               13,333,752
--------------------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Amgen                                                 67,935(b)      4,737,787
Myogen                                               163,575(b)      5,047,924
                                                                   -----------
Total                                                                9,785,711
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
E*TRADE Financial                                    329,458(b)      7,679,666
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.9%)
Cisco Systems                                        366,858(b)      6,548,416
--------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                     131,833         6,863,226
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

UNITED STATES (CONT.)
DIVERSIFIED FINANCIAL SERVICES (2.9%)
Bank of America                                      234,379       $12,077,550
CIT Group                                             65,572         3,010,411
Citigroup                                            106,497         5,144,870
                                                                  ------------
Total                                                               20,232,831
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Weatherford Intl                                     112,580(b)      5,273,247
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
CVS                                                  106,903         3,497,866
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Biomet                                                50,000         1,647,000
St. Jude Medical                                     167,569(b)      6,183,296
                                                                   -----------
Total                                                                7,830,296
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.6%)
WellPoint                                            152,136(b)     11,334,132
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
DR Horton                                            320,766         6,874,015
--------------------------------------------------------------------------------

INSURANCE (0.7%)
Genworth Financial Cl A                              147,682         5,065,493
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
Google Cl A                                           25,285(b)      9,775,181
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Thermo Electron                                      123,238(b)      4,561,038
--------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                           94,837         6,721,097
Illinois Tool Works                                   58,704         2,684,534
                                                                   -----------
Total                                                                9,405,631
--------------------------------------------------------------------------------

MEDIA (2.4%)
Clear Channel Communications                         147,376         4,266,535
Comcast Cl A                                         187,243(b)      6,437,415
RH Donnelley                                         111,587         5,825,957
                                                                   -----------
Total                                                               16,529,907
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.9%)
Arch Coal                                            173,915         6,598,335
EOG Resources                                        106,765         7,916,625
Marathon Oil                                          86,080         7,802,291
Occidental Petroleum                                  88,729         9,560,550
Ultra Petroleum                                      113,534(b)      6,648,551
Valero Energy                                        146,109         9,852,129
                                                                   -----------
Total                                                               48,378,481
--------------------------------------------------------------------------------

PHARMACEUTICALS (3.5%)
Johnson & Johnson                                    112,352         7,027,618
MGI PHARMA                                           260,624(b)      3,807,717
Pfizer                                               340,088         8,838,887
Wyeth                                                102,010         4,944,425
                                                                   -----------
Total                                                               24,618,647
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
CB Richard Ellis Group Cl A                          140,394(b)      3,303,471
Jones Lang LaSalle                                    21,943         1,792,743
                                                                   -----------
Total                                                                5,096,214
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

UNITED STATES (CONT.)
ROAD & RAIL (0.5%)
CSX                                                   54,064        $3,280,604
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Analog Devices                                       103,090         3,332,900
Freescale Semiconductor Cl A                         123,265(b)      3,529,077
                                                                   -----------
Total                                                                6,861,977
--------------------------------------------------------------------------------

SOFTWARE (0.6%)
Microsoft                                            161,052         3,870,080
--------------------------------------------------------------------------------

SPECIALTY RETAIL (2.5%)
Abercrombie & Fitch Cl A                              65,000         3,442,400
Home Depot                                           279,336         9,695,754
Staples                                              185,068         4,001,170
                                                                   -----------
Total                                                               17,139,324
--------------------------------------------------------------------------------

TOBACCO (0.7%)
Altria Group                                          57,485         4,597,075
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

UNITED STATES (CONT.)
WIRELESS TELECOMMUNICATION SERVICES (2.6%)
American Tower Cl A                                  306,517(b)    $10,360,275
Leap Wireless Intl                                   175,067(b)      7,825,495
                                                                   -----------
Total                                                               18,185,770
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $615,526,932)                                              $689,930,347
--------------------------------------------------------------------------------

OTHER (--%)(c)

ISSUER                                                SHARES          VALUE(a)

HONG KONG
China Overseas Land & Investment
  Warrants                                           661,750(f)        $66,431
--------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                            $66,431
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES (0.6%)

ISSUER                      EFFECTIVE                AMOUNT           VALUE(a)
                              YIELD                PAYABLE AT
                                                    MATURITY

COMMERCIAL PAPER
Nieuw Amsterdam
   08-01-06                   5.32%               $3,900,000(e)     $3,899,424
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $3,900,000)                                                  $3,899,424
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $619,426,932)(g)                                           $693,896,202
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $4,043,509 or 0.6% of net assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $3,899,424 or 0.6% of net assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2006, is as follows:

    SECURITY                              ACQUISITION                  COST
                                             DATES
    --------------------------------------------------------------------------
    China Overseas Land & Investment
      Warrants                              06-29-06                $       --
    Hynix Semiconductor GDR*         06-26-06 thru 06-28-06         $3,560,186

  * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $619,427,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $ 94,956,000

    Unrealized depreciation                                        (20,487,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                   $ 74,469,000
    --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

                                                          S-6334-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                     RIVERSOURCE GLOBAL TECHNOLOGY FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.7%)

ISSUER                                            SHARES            VALUE(a)

COMMUNICATIONS EQUIPMENT (14.5%)
Andrew                                            98,321(b)         $830,812
Avocent                                           28,253(b)          722,712
Cisco Systems                                    325,672(b)        5,813,245
Corning                                          121,354(b)        2,314,221
Finisar                                          411,839(b)        1,153,149
Juniper Networks                                  51,646(b)          694,639
Lucent Technologies                              750,694(b)        1,598,978
Motorola                                         198,742           4,523,368
Nortel Networks                                1,096,237(b,c)      2,148,625
Sonus Networks                                   446,352(b)        1,999,657
                                                                ------------
Total                                                             21,799,406
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.7%)
Apple Computer                                    71,261(b)        4,842,898
Brocade Communications Systems                   144,988(b)          907,625
Hewlett-Packard                                  137,807           4,397,421
Rackable Systems                                  41,235(b)          879,130
SanDisk                                           42,160(b)        1,967,186
Seagate Technology                                83,871(b,c)      1,945,807
Sun Microsystems                                 270,600(b)        1,177,110
                                                                ------------
Total                                                             16,117,177
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
Compass Diversified Trust                         90,300           1,325,604
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
Cogent Communications Group                      177,650(b)        1,593,520
Global Crossing                                   65,119(b,c)        993,065
Windstream                                        99,376           1,245,180
                                                                ------------
Total                                                              3,831,765
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
Energy Conversion Devices                         53,596(b)        1,803,505
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Intl DisplayWorks                                205,365(b)          977,537
------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                            SHARES            VALUE(a)

HOUSEHOLD DURABLES (2.4%)
Koninklijke Philips Electronics                   72,000(c)       $2,370,960
Sony                                              26,100(c)        1,202,094
                                                                ------------
Total                                                              3,573,054
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Gmarket ADR                                       33,840(b,c)        491,695
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.2%)
Google Cl A                                        7,816(b)        3,021,665
Yahoo!                                            67,119(b)        1,821,610
                                                                ------------
Total                                                              4,843,275
------------------------------------------------------------------------------

IT SERVICES (2.6%)
Ness Technologies                                271,354(b,c)      2,995,748
Satyam Computer Services ADR                      24,729(c)          871,697
                                                                ------------
Total                                                              3,867,445
------------------------------------------------------------------------------

MEDIA (4.5%)
Comcast Cl A                                      81,288(b)        2,794,681
NTL                                              157,080           3,589,278
WorldSpace Cl A                                  130,705(b,d)        411,721
                                                                ------------
Total                                                              6,795,680
------------------------------------------------------------------------------

METALS & MINING (0.4%)
Novastar Resources                             1,101,750(b)          550,875
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (27.1%)
Agere Systems                                    199,235(b)        2,900,862
ARM Holdings                                     528,751(c)        1,148,087
Broadcom Cl A                                     76,609(b)        1,837,850
Cypress Semiconductor                            146,381(b)        2,223,527
Elpida Memory                                     22,700(b,c)        908,871
Freescale Semiconductor Cl A                     144,981(b)        4,150,806
Hynix Semiconductor                               84,800(b,c)      2,885,260
Integrated Device
  Technology                                     450,275(b)        6,965,754



COMMON STOCKS (CONTINUED)

ISSUER                                            SHARES            VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Intel                                            121,747          $2,191,446
Intl Rectifier                                    58,193(b)        2,074,580
Maxim Integrated Products                         66,806           1,962,760
NVIDIA                                            50,215(b)        1,111,258
PMC-Sierra                                       260,123(b)        1,329,229
Samsung Electronics                                7,360(c)        4,684,757
Silicon Laboratories                              79,193(b)        2,923,806
Texas Instruments                                 48,474           1,443,556
                                                                ------------
Total                                                             40,742,409
------------------------------------------------------------------------------

SOFTWARE (22.1%)
Activision                                       142,545(b)        1,703,413
Adobe Systems                                    151,481(b)        4,318,723
BEA Systems                                      125,517(b)        1,473,570
i2 Technologies                                   56,276(b,d)        703,450
McAfee                                            98,612(b)        2,125,089
Mercury Interactive                               70,561(b)        3,542,515
Microsoft                                        189,421           4,551,786
Nuance Communications                             83,351(b)          771,830
Open Solutions                                    40,548(b)        1,121,152
OPNET Technologies                               100,000(b)        1,266,000
Parametric Technology                            135,240(b)        2,090,810
Quest Software                                   159,770(b)        2,184,056
Symantec                                         232,735(b)        4,042,607
TIBCO Software                                   424,403(b)        3,378,248
                                                                ------------
Total                                                             33,273,249
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (5.6%)
ALLTEL                                            96,115           5,302,664
Sprint Nextel                                     93,997           1,861,141
Vodafone Group                                   520,432(c)        1,130,023
Vodafone Group Cl B                              594,780(c)          166,640
                                                                ------------
Total                                                              8,460,468
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $151,911,531)                                            $148,453,144
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

OTHER (--%)

ISSUER                                            SHARES            VALUE(a)

UBI Soft Entertainment
   Warrants                                        5,712(b,c,f)      $47,424
------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $19,674)                                                      $47,424
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (3.3%)(e)

ISSUER             EFFECTIVE                     AMOUNT             VALUE(a)
                     YIELD                     PAYABLE AT
                                                MATURITY

COMMERCIAL PAPER
Nieuw Amsterdam
   08-01-06          5.32%                    $4,900,000(g)       $4,899,276
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $4,900,000)                                                $4,899,276
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $156,831,205)(h)                                         $153,399,844
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 16.0% of net assets.

(d) At July 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.6% of net assets. 2.7% of net assets is the Fund's cash equivalent position.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2006, is as follows:

    SECURITY                   ACQUISITION                           COST
                                  DATES
------------------------------------------------------------------------------
   UBI Soft Entertainment
    Warrants                     12-02-03                           $19,674

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $4,899,276 or 3.3% of net assets.

(h) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $156,831,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                     $  8,434,000

    Unrealized depreciation                                      (11,865,000)
    --------------------------------------------------------------------------
    Net unrealized depreciation                                 $ (3,431,000)
    --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE GLOBAL TECHNOLOGY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

                                                           S-6395-80 F (9/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Global Series, Inc.


By                        /s/  William F. Truscott
                          ------------------------
                               William F. Truscott
                               President and Principal Executive Officer

Date                           September 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/  William F. Truscott
                          ------------------------
                               William F. Truscott
                               President and Principal Executive Officer

Date                           September 28, 2006



By                        /s/  Jeffrey P. Fox
                          ------------------------
                               Jeffrey P. Fox
                               Treasurer and Principal Financial Officer

Date                           September 28, 2006